Intangible Assets, Net (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 39.5	$ 59.3	$ 140.2
Sohu [Member] | 56.com Website's intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Total losses for impairment	7.2
Sohu [Member] | Sohu Video's intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Total losses for impairment	$ 4.0	10.4	70.6
Intangible assets impairment losses		9.8	43.1
Prepaid and other current assets impairment losses		$ 0.6	27.5
Changyou [Member] | MoboTap's intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets impairment losses			$ 3.4